Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2016
CASH AND CASH EQUIVALENTS [Abstract]
Cash and cash equivalents

	December 31, 2016	December 31, 2015
Cash on hand and at banks	$ 17,360	$ 26,332
Short-term deposits and highly liquid funds	—	418

Total cash and cash equivalents	$ 17,360	$ 26,750